SHARE CAPITAL	12 Months Ended
Aug. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

8. SHARE CAPITAL

(a) Authorized

Unlimited common shares without par value.

(b) Issued and outstanding

At August 31, 2022, the Company had 98,952,372 common shares outstanding.

Fiscal 2022

On July 27, 2022, the Company entered into an equity distribution agreement with BMO Nesbit Burns Inc. as Canadian Agent, and BMO as U.S. Agent, for a new at-the-market equity program (the "2022 ATM") to distribute up to $50,000 of common shares. No common shares were sold pursuant to the 2022 ATM prior to August 31, 2022.

During the year ended August 31, 2022, the Company sold an aggregate of 7,923,842 shares pursuant to an at-the-market offering governed by the terms of a February 2021 equity distribution agreement with BMO Capital Markets (the "2021 ATM"). The Company sold these shares at an average price of US$2.48 for gross proceeds of $19,656. No sales were made pursuant to the 2021 ATM in the fourth quarter of fiscal 2022.

On February 11, 2022, the Company closed a non-brokered private placement with Deepkloof Limited ("Deepkloof"), a subsidiary of existing major shareholder Hosken Consolidated Investments Limited ("HCI") for 3,539,823 common shares at a price of US$1.695 each for gross proceeds of $6,000 maintaining HCI's ownership in the Company at approximately 26% at that time.

On February 4 and 10, 2022, the Company issued 7,073,746 and 4,719,763 shares respectively at a price of US$1.695 each in connection with the repayment of the Convertible Notes (See Note 7 for further details).

Fiscal 2021

As of August 31, 2021, the Company had sold an aggregate of 2,502,790 shares pursuant to the 2021 ATM at an average price of US$4.38 per share for gross proceeds of $10,951. Total fees and expenses of $701 were incurred during the fiscal year ending August 31, 2021 in relation to the 2021 ATM.

On December 8, 2020, the Company closed a non-brokered private placement with HCI for 1,121,076 common shares at a price of US$2.23 each for gross proceeds of $2,500 maintaining HCI's ownership in the Company at approximately 31% at that time.

On November 30, 2020, the Company completed the sale of common shares pursuant to an at-the-market offering executed pursuant to an equity distribution agreement with BMO (the "2020 ATM"). Final sales were settled, and the 2020 ATM was completed, on December 2, 2020. An aggregate of 5,440,186 common shares were sold at an average price of US$2.21 per share for gross proceeds of $11,998. Total fees and expenses of $592 were incurred.

On October 15, 2020, the Company closed a non-brokered private placement for 1,146,790 common shares at a price of US$2.18 per share for gross proceeds of $2,500. All shares were subscribed for by Deepkloof, maintaining HCI's ownership in the Company at approximately 31% at that time.

(c) Incentive stock options

The Company has entered into Incentive share purchase option agreements under the terms of its share compensation plan with directors, officers, consultants and employees. Under the terms of the share purchase option agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant. Options of the Company are subject to vesting provisions. All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding share purchase options:

	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2020	3,182,500	$2.20
Granted	1,596,500	$6.41
Forfeited	(126,936)	$2.27
Exercised	(843,543)	$2.21
Options outstanding at August 31, 2021	3,808,521	$3.96

	Number of Share Options	Average Exercise Price in CAD
Granted	1,273,000	$2.36
Expired	(1,256,517)	$4.08
Exercised	(158,333)	$1.86
Options outstanding at August 31, 2022	3,666,671	$3.45

Number Outstanding at August 31, 2022	Number Exercisable at August 31, 2022	Exercise Price in CAD	Average Remaining Contractual Life (Years)
967,167	332,500	$6.58	3.30
99,000	66,000	$3.90	3.94
42,000	-	$3.40	4.06
666,836	666,836	$2.61	1.61
21,000	-	$2.52	4.50
1,165,000	-	$2.32	4.29
705,668	372,001	$1.81	2.26
3,666,671	1,437,337		3.14

During the year ended August 31, 2022, the Company granted 1,273,000 stock options, which will vest in three tranches on the first, second and third anniversary of their respective grants.

During the year ended August 31, 2021, the Company granted 1,596,500 stock options. The stock options granted during the year vest in three tranches on the first, second and third anniversary of their grant.

During the year ended August 31, 2022, the Company recorded $2,278 of stock compensation expense (August 31, 2021 - $2,230), of which $2,103 was expensed (August 31, 2021 - $1,987) and $175 was capitalized to mineral properties (August 31, 2021 - $243).

The Company used the Black-Scholes model to determine the grant date fair value of stock options granted. The following assumptions were used in valuing stock options granted during the years ended August 31, 2022 and August 31, 2021:

Year ended	August 31, 2022	August 31, 2021
Risk-free interest rate	1.18%	0.41%
Expected life of options	3.5 years	3.9 years
Annualized volatility[1]	87%	88%
Forfeiture rate	2.0%	2.0%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.

(d) Deferred Share Units

The Company has established a DSU plan for non-executive directors. Each DSU has the same value as one Company common share. DSUs must be retained until the director leaves the Board of Directors, at which time the DSUs are redeemed.

During the year ended August 31, 2022, a recovery of $322 was recorded in relation to outstanding DSUs (August 31, 2021 - $742 expense), with a net recovery of $483 recorded as share-based compensation (August 31, 2021 - $591 expense) and $161 recorded as director fees (August 31, 2021 - $151). During the year ended August 31, 2022 DSUs were revalued, and a $475 recovery was recorded to reflect their decreased value due to the Company's share price depreciation. At August 31, 2022, a total of 596,327 DSUs were issued and outstanding, of which 516,329 DSUs had vested.

(e) Restricted Share Units

The Company has established a restricted share unit ("RSU") plan for officers and certain employees of the Company. Each RSU represents the right to receive one Company common share following the attainment of vesting criteria determined at the time of the award. RSUs vest over a three-year period.

During the year ended August 31, 2022, a stock compensation expense of $611 was recorded (August 31, 2021 - $675) of which $544 expensed (August 31, 2021 - $598) and $67 was capitalized (August 31, 2021 - $77). During the year, 265,739 RSUs were settled. At August 31, 2022, 369,578 RSUs were issued and outstanding, with Nil being vested.